Annual Total Returns [BarChart] - VY Invesco Global Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(8.60%)
2012	21.18%
2013	26.46%
2014	1.86%
2015	3.56%
2016	(0.29%)
2017	35.82%
2018	(13.62%)
2019	31.10%
2020	27.19%